Employee Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 37,036	$ 30,045
Service cost	100	107	$ 124
Interest cost	746	867	895
Plan participants' contributions	22	24
Benefits paid	724	177
Actuarial loss	5,294	4,756
Foreign currency exchange rate changes	1,514	1,414
Benefit obligation at end of year	43,988	37,036	30,045
Switzerland
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	7,047	5,279
Service cost	139	115	138
Interest cost	21	40	47
Plan participants' contributions	81	67
Prior service cost	(23)	0
Benefits paid	245	72
Actuarial loss	406	1,479
Foreign currency exchange rate changes	704	139
Benefit obligation at end of year	$ 8,620	$ 7,047	$ 5,279